UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22255

EGA Emerging Global Shares Trust
(Exact name of registrant as specified in charter)

171 East Ridgewood Avenue
Ridgewood, NJ 07450
(Address of principal executive offices) (Zip code)

Robert C. Holderith

171 East Ridgewood Avenue

Ridgewood, NJ 07450
(Name and address of agent for service)

Registrant's telephone number, including area code:  1-201-389-6872

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

EGShares Beyond BRICs ETF

June 30, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.6%
Chile - 3.8%
Banco de Chile	6,946,623	$925,556
Banco Santander Chile	17,135,441	1,129,323
Cencosud SA	310,747	1,022,092
Empresa Nacional de Electricidad SA	927,309	1,389,933
Empresas Copec SA	104,070	1,354,524
Enersis SA	5,806,241	1,959,044
S.A.C.I. Falabella	132,352	1,202,755

Total Chile		8,983,227
Colombia - 1.2%
Ecopetrol SA	1,481,067	2,686,761
Czech Republic - 0.6%
CEZ AS*	44,326	1,337,588
Indonesia - 8.0%
PT Astra International Tbk	6,104,977	3,746,411
PT Bank Central Asia Tbk	3,711,375	3,443,705
PT Bank Mandiri Persero Tbk	2,845,962	2,334,625
PT Bank Rakyat Indonesia Persero Tbk	3,299,163	2,873,375
PT Perusahaan Gas Negara Persero Tbk	3,027,759	1,423,851
PT Semen Indonesia Persero Tbk	839,205	1,067,146
PT Telekomunikasi Indonesia Persero Tbk	14,729,781	3,062,751
PT Unilever Indonesia Tbk	322,106	795,416

Total Indonesia		18,747,280
Kenya - 1.9%
East African Breweries, Ltd.	661,304	2,135,673
Safaricom, Ltd.	16,731,656	2,377,144

Total Kenya		4,512,817
Malaysia - 13.9%
Axiata Group Bhd	1,516,800	3,292,462
CIMB Group Holdings Bhd	1,574,400	3,589,102
DiGi.Com Bhd	1,130,900	2,018,081
Genting Bhd	673,800	2,096,313
IHH Healthcare Bhd	740,500	1,010,087
IOI Corp. Bhd	1,113,300	1,820,251
Malayan Banking Bhd	1,297,000	3,970,573
Maxis Bhd	797,100	1,675,623
Petronas Chemicals Group Bhd	873,600	1,841,879
Petronas Gas Bhd	238,600	1,820,523
Public Bank Bhd	857,200	5,227,025
Sime Darby Bhd	900,800	2,712,780
Tenaga Nasional Bhd	382,300	1,450,144

Total Malaysia		32,524,843
Mexico - 15.6%
Alfa, SAB de CV Class A	645,489	1,786,750
America Movil SAB de CV Series L	7,220,526	7,486,015
Arca Continental SAB de CV	71,214	482,573
Cemex SAB de CV Series CPO*	2,730,430	3,615,878
Fomento Economico Mexicano SAB de CV Series UBD ADR	499,927	4,685,587
Grupo Bimbo SAB de CV Series A	509,518	1,495,209
Grupo Financiero Banorte SAB de CV Class O	530,595	3,795,106
Grupo Financiero Inbursa SAB de CV Class O	546,935	1,622,297
Grupo Mexico SAB de CV Series B	896,283	2,986,689
Grupo Televisa SAB Series CPO	611,789	4,197,590
Industrias Penoles SAB de CV	34,268	856,924
Wal-Mart de Mexico SAB de CV Series V	1,321,903	3,535,808

Total Mexico		36,546,426

Nigeria - 8.7%
Guaranty Trust Bank PLC	37,641,316	6,691,533
Nigerian Breweries PLC	5,895,305	6,226,181
Zenith Bank PLC	47,879,767	7,364,987

Total Nigeria		20,282,701
Oman - 1.3%
Bank Muscat SAOG	1,726,626	3,049,625
Philippines - 1.4%
Philippine Long Distance Telephone Co.	24,745	1,693,884
SM Investments Corp.	90,053	1,683,465

Total Philippines		3,377,349
Poland - 4.2%
Bank Pekao SA	36,580	2,094,192
PGE SA	201,770	1,438,509
Polskie Gornictwo Naftowe i Gazownictwo SA	500,890	865,964
Powszechna Kasa Oszczednosci Bank Polski SA	246,340	3,058,260
Powszechny Zaklad Ubezpieczen SA	16,195	2,366,560

Total Poland		9,823,485
Qatar - 10.9%
Barwa Real Estate Co.	160,078	1,560,943
Gulf International Services QSC	76,629	1,938,563
Industries Qatar QSC	144,170	6,692,504
Ooredoo QSC	133,481	4,359,416
Qatar Gas Transport Co. (Nakilat)	237,551	1,318,060
Qatar National Bank	142,228	6,379,672
Vodafone Qatar	737,100	3,178,726

Total Qatar		25,427,884
South Africa - 15.4%
Barclays Africa Group, Ltd.	88,199	1,338,892
FirstRand, Ltd.	799,329	3,061,700
Kumba Iron Ore, Ltd.	15,900	506,648
MTN Group, Ltd.	382,946	8,062,608
Naspers, Ltd. N Shares	70,411	8,286,178
Sasol, Ltd.	136,199	8,095,575
Shoprite Holdings, Ltd.	108,637	1,572,562
Standard Bank Group, Ltd.	302,107	4,117,543
Vodacom Group, Ltd.	89,199	1,102,123

Total South Africa		36,143,829
Sri Lanka - 1.2%
John Keells Holdings PLC	1,609,797	2,716,243
Thailand - 6.4%
Advanced Info Service PCL NVDR	362,400	2,456,571
Bangkok Bank PCL NVDR	128,620	764,864
CP ALL PCL NVDR	1,224,900	1,811,591
Kasikornbank PCL NVDR	348,500	2,190,541
PTT Exploration & Production PCL NVDR	401,300	2,071,106
PTT Global Chemical PCL NVDR	460,900	958,581
PTT PCL NVDR	245,000	2,400,555
Siam Commercial Bank PCL NVDR	468,700	2,433,398

Total Thailand		15,087,207
Turkey - 4.4%
Akbank TAS	488,613	1,795,168
Haci Omer Sabanci Holding AS	225,307	1,050,930
KOC Holding AS	180,307	884,400
Turk Telekomunikasyon AS	149,408	431,249
Turkcell Iletisim Hizmetleri AS*	222,425	1,389,960
Turkiye Garanti Bankasi AS	630,723	2,466,016
Turkiye Halk Bankasi AS	173,089	1,297,984
Turkiye Is Bankasi Class C	372,773	1,007,400

Total Turkey		10,323,107

See Notes to Schedules of Investments.

Schedule of Investments (continued)

EGShares Beyond BRICs ETF

June 30, 2014 (Unaudited)

Investments	Shares/Principal	Value

United Arab Emirates - 0.5%
First Gulf Bank PJSC	262,954	$1,138,360
Vietnam - 0.2%
HAGL JSC	506,690	574,866

TOTAL COMMON STOCKS
(Cost: $229,013,729)		233,283,598
CONVERTIBLE BOND - 0.0%**
Oman - 0.0%**
Bank Muscat SAOG, 4.50%, 3/20/17#
(Cost: $16,260)	$53,010	13,259

RIGHTS - 0.1%
Malaysia - 0.1%
Public Bank Bhd, expiring 7/18/14*
(Cost: $ -)	71,620	122,675
TOTAL INVESTMENTS IN SECURITIES - 99.7%
(Cost: $229,029,989)		233,419,532

Other Assets in Excess of Liabilities - 0.3%		676,216
Net Assets- 100.0%		$234,095,748

*	Non-income producing security
**	Less than 0.05%
#	Fair valued security.

ADR	American Depositary Receipts
NVDR	Non-Voting Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (concluded)

EGShares Beyond BRICs ETF

June 30, 2014 (Unaudited)

		% of
Summary by Industry	Value	Net Assets
Basic Materials	$6,192,140	2.6%
Consumer Goods	21,962,167	9.4
Consumer Services	25,408,354	10.9
Financials	84,275,189	36.0
Health Care	1,010,087	0.4
Industrials	19,909,361	8.5
Oil & Gas	23,076,552	9.9
Telecommunications	42,586,613	18.2
Utilities	8,999,069	3.8
Total Investments	233,419,532	99.7
Other Assets in Excess of Liabilities	676,216	0.3
Net Assets	$234,095,748	100.0%

See Notes to Schedules of Investments.

Schedule of Investments

EGShares Blue Chip ETF

June 30, 2014 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.9%
Australia - 3.1%
Seek, Ltd.	15,126	$226,285
Belgium - 3.4%
Anheuser-Busch InBev NV	2,130	244,677
Canada - 3.5%
Finning International, Inc.	8,932	250,228
Colombia - 3.3%
Pacific Rubiales Energy Corp.	11,679	237,714
Japan - 3.4%
Mitsubishi Motors Corp.	22,000	242,792
Luxembourg - 6.6%
Millicom International Cellular SA	2,512	229,957
Tenaris SA	10,354	243,830

Total Luxembourg		473,787
Norway - 3.2%
Telenor ASA	10,040	228,572
Spain - 6.8%
Distribuidora Internacional de Alimentacion SA	27,477	252,958
Mapfre SA	59,893	238,709

Total Spain		491,667
Switzerland - 10.0%
Cie Financiere Richemont SA	2,312	242,593
Glencore PLC*	43,265	240,831
Swatch Group AG (The)	399	240,939

Total Switzerland		724,363
Taiwan - 6.4%
Asustek Computer, Inc.	21,000	234,209
Uni-President Enterprises Corp.	129,000	231,576

Total Taiwan		465,785
United Kingdom - 13.5%
Diageo PLC	7,576	241,718
Old Mutual PLC	74,406	251,520
Rio Tinto PLC	4,539	241,251
SABMiller PLC	4,130	239,250

Total United Kingdom		973,739
United States - 36.7%
A.O. Smith Corp.	4,792	237,587
Colgate-Palmolive Co.	3,467	236,380
Fluor Corp.	3,196	245,772
Kansas City Southern	2,228	239,532
Las Vegas Sands Corp.	2,975	226,755
Mosaic Co. (The)	4,904	242,503
QUALCOMM, Inc.	3,133	248,134
Skyworks Solutions, Inc.	5,009	235,223
Southern Copper Corp.	8,009	243,233
Wynn Resorts, Ltd.	1,183	245,543
Yum! Brands, Inc.	2,994	243,113

Total United States		2,643,775
TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost: $7,078,806)		7,203,384

Other Assets in Excess of Liabilities - 0.1%		6,790
Net Assets- 100.0%		$7,210,174

*	Non-income producing security

See Notes to Schedules of Investments.

Schedule of Investments (concluded)

EGShares Blue Chip ETF

June 30, 2014 (Unaudited)

Summary by Sector	Value	% of Net Assets
Consumer Discretionary	$1,441,734	20.0%
Consumer Staples	1,446,559	20.1
Energy	481,544	6.7
Financials	490,229	6.8
Industrials	1,199,406	16.6
Information Technology	717,565	9.9
Materials	967,818	13.4
Telecommunication Services	458,529	6.4
Total Investments	7,203,384	99.9
Other Assets in Excess of Liabilities	6,790	0.1
Net Assets	$7,210,174	100.0%

See Notes to Schedules of Investments.

Schedule of Investments

EGShares Brazil Infrastructure ETF

June 30, 2014 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 98.8%
Basic Materials - 17.9%
Companhia Siderurgica Nacional SA	546,242	$2,329,602
Gerdau SA Preference Shares	378,666	2,223,101
Metalurgica Gerdau SA Preference Shares	312,352	2,214,991
Usinas Siderurgicas de Minas Gerais SA Preference Shares Class A*	489,335	1,682,845

Total Basic Materials		8,450,539
Consumer Services - 1.5%
Gol Linhas Aereas Inteligentes SA Preference Shares*	130,576	712,093
Health Care - 1.6%
Fleury SA	98,144	748,069
Industrials - 18.0%
All America Latina Logistica	581,011	2,195,827
Arteris SA	69,634	581,310
CCR SA	275,910	2,253,246
EcoRodovias Infraestrutura e Logistica SA	259,811	1,784,646
JSL SA	102,170	556,254
Prumo Logistica SA*	667,602	327,122
Santos Brasil Participacoes SA	53,978	477,307
Tegma Gestao Logistica	30,815	293,736

Total Industrials		8,469,448
Telecommunications - 14.0%
Oi SA Preference Shares	2,419,786	2,140,821
Telefonica Brasil SA Preference Shares	111,803	2,282,625
Tim Participacoes SA	367,074	2,151,715

Total Telecommunications		6,575,161
Utilities - 45.8%
AES Tiete SA	84,064	620,154
Centrais Eletricas Brasileiras SA Preference Shares Class B	292,962	1,395,627
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	41,406	519,430
Cia Paranaense de Energia Preference Shares Class B	128,720	1,978,600
Companhia de Saneamento Basico do Estado de Sao Paulo	220,483	2,355,780
Companhia de Saneamento de Minas Gerais	80,518	1,479,506
Companhia Energetica de Minas Gerais Preference Shares	293,710	2,150,755
CPFL Energia SA	253,405	2,337,337
EDP - Energias do Brasil SA	310,812	1,530,017
Equatorial Energia SA	152,727	1,742,007
Light SA	92,096	900,862
Tractebel Energia SA	150,733	2,256,789
Ultrapar Participacoes SA	97,169	2,318,901

Total Utilities		21,585,765

TOTAL COMMON STOCKS
(Cost: $43,117,926)		46,541,075

RIGHTS - 0.0%**
Consumer Services - 0.0%**
Gol Linhas Aereas Inteligentes SA, expiring 8/4/14 * #
(Cost: $—)	2,495	—
TOTAL INVESTMENTS IN SECURITIES - 98.8%
(Cost: $43,117,926)		46,541,075

Other Assets in Excess of Liabilities - 1.2%		565,931

Net Assets - 100.0%		$47,107,006

*	Non-income producing security
**	Less than 0.05%
#	Fair valued security

See Notes to Schedules of Investments.

Schedule of Investments

EGShares China Infrastructure ETF

June 30, 2014 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 98.5%
Basic Materials - 9.9%
Aluminum Corp. of China, Ltd. Class H*	1,002,504	$359,592
Angang Steel Co., Ltd. Class H	311,698	201,086
Jiangxi Copper Co., Ltd. Class H	231,466	366,148

Total Basic Materials		926,826
Financials - 9.1%
Agile Property Holdings, Ltd.	75,438	53,145
Country Garden Holdings Co., Ltd.	260,864	103,668
Evergrande Real Estate Group, Ltd.	348,901	135,503
Greentown China Holdings, Ltd.*	35,901	35,853
Guangzhou R&F Properties Co., Ltd. Class H	174,833	215,881
Longfor Properties Co., Ltd.	71,392	87,969
Shimao Property Holdings, Ltd.*	75,731	139,143
Soho China, Ltd.	106,846	84,232

Total Financials		855,394
Industrials - 41.2%
Anhui Conch Cement Co., Ltd. Class H	143,571	492,751
China Communications Construction Co., Ltd. Class H	569,954	382,403
China National Building Material Co., Ltd. Class H	331,943	292,525
China Railway Construction Corp., Ltd. Class H	487,734	429,187
China Railway Group, Ltd. Class H	889,166	434,811
CSR Corp., Ltd. Class H	601,907	452,769
Jiangsu Expressway Co., Ltd. Class H	255,153	301,890
Shanghai Electric Group Co., Ltd. Class H*	957,011	385,257
Weichai Power Co., Ltd. Class H	104,821	405,064
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H*	443,751	274,827

Total Industrials		3,851,484
Oil & Gas - 13.7%
China Gas Holdings, Ltd.	129,679	269,051
China Longyuan Power Group Corp. Class H	457,386	496,315
China Oilfield Services, Ltd. Class H	214,879	516,795

Total Oil & Gas		1,282,161
Technology - 2.2%
China Communications Services Corp., Ltd. Class H	418,223	203,436
Telecommunications - 9.2%
China Telecom Corp., Ltd. Class H	874,027	427,408
China Unicom Hong Kong, Ltd.	277,900	429,560

Total Telecommunications		856,968
Utilities - 13.2%
Datang International Power Generation Co., Ltd. Class H	1,030,169	402,745
ENN Energy Holdings, Ltd.	47,869	344,024
Huaneng Power International, Inc. Class H*	429,873	485,318

Total Utilities		1,232,087

TOTAL INVESTMENTS IN SECURITIES - 98.5%
(Cost: $11,158,854)		9,208,356

Other Assets in Excess of Liabilities - 1.5%		138,083

Net Assets - 100.0%		$9,346,439

*	Non-income producing security

See Notes to Schedules of Investments.

Schedule of Investments

EGShares EM Dividend High Income ETF

June 30, 2014 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 98.5%
Brazil - 20.4%
Banco do Brasil SA	3,861	$43,531
Brasil Insurance Participacoes e Administracao SA	9,107	44,417
Cia Paranaense de Energia Preference Shares	2,636	40,519
Companhia Energetica de Minas Gerais Preference Shares	4,902	35,896
EcoRodovias Infraestrutura e Logistica SA	6,643	45,631
Grendene SA	6,041	37,851
Light SA	3,933	38,472
Santos Brasil Participacoes SA	4,468	39,509
Telefonica Brasil SA Preference Shares	1,865	38,077
Vale SA Preference Shares	3,395	40,587

Total Brazil		404,490
China - 18.7%
Anhui Expressway Co., Ltd. Class H	74,062	45,390
Bosideng International Holdings, Ltd.	215,043	32,186
China Coal Energy Co., Ltd. Class H	70,788	36,808
China Lilang, Ltd.	60,522	38,576
China Shanshui Cement Group, Ltd.	107,434	37,843
Guangzhou R&F Properties Co., Ltd. Class H	29,127	35,966
Shenzhen Investment, Ltd.	116,303	37,215
Tianneng Power International, Ltd.	92,516	34,856
Yanzhou Coal Mining Co., Ltd. Class H	52,747	39,882
Zijin Mining Group Co., Ltd. Class H	144,864	32,897

Total China		371,619
Czech Republic - 4.3%
CEZ AS*	1,553	46,863
O2 Czech Republic AS	2,748	38,926

Total Czech Republic		85,789
Egypt - 1.5%
Telecom Egypt Co.	16,399	30,733
Indonesia - 4.0%
PT Matahari Putra Prima Tbk	141,223	37,227
PT Tambang Batubara Bukit Asam Persero Tbk	45,763	41,401

Total Indonesia		78,628
Malaysia - 3.9%
Berjaya Sports Toto Bhd	32,390	39,138
Parkson Holdings Bhd*	46,394	37,277

Total Malaysia		76,415
Pakistan - 8.2%
Fauji Fertilizer Co., Ltd.	38,587	43,896
National Bank of Pakistan	62,493	39,411
Pakistan Oilfields, Ltd.	6,429	37,418
The Hub Power Co., Ltd.	69,118	41,145

Total Pakistan		161,870
Poland - 3.9%
Powszechny Zaklad Ubezpieczen SA	267	39,017
Synthos SA	26,627	38,756

Total Poland		77,773
Russia - 2.2%
MMC Norilsk Nickel OJSC ADR	2,240	44,374
South Africa - 11.4%
Capital Property Fund	37,976	38,195
Emira Property Fund	28,953	40,006
Lewis Group, Ltd.	6,289	38,306
Reunert, Ltd.	5,812	35,433
SA Corporate Real Estate Fund	94,436	36,394
Vodacom Group, Ltd.	3,093	38,216

Total South Africa		226,550

Thailand - 4.0%
Banpu PCL NVDR	41,700	37,903
TTW PCL NVDR	124,000	41,263

Total Thailand		79,166
Turkey - 16.0%
Aksa Akrilik Kimya Sanayii AS	7,456	26,971
Aygaz AS	9,516	40,662
Ford Otomotiv Sanayi AS*	3,715	46,256
Tekfen Holding AS*	18,036	43,382
Tofas Turk Otomobil Fabrikasi AS	6,338	39,308
Tupras-Turkiye Petrol Rafinerileri AS	1,703	39,677
Turk Telekomunikasyon AS	13,943	40,245
Turk Traktor ve Ziraat Makineleri AS	1,251	40,711

Total Turkey		317,212
TOTAL INVESTMENTS IN SECURITIES - 98.5%
(Cost: $1,953,588)		1,954,619

Other Assets in Excess of Liabilities - 1.5%		28,781
Net Assets- 100.0%		$1,983,400

*	Non-income producing security.

ADR	American Depositary Receipts
NVDR	Non-Voting Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (concluded)

EGShares EM Dividend High Income ETF

June 30, 2014 (Unaudited)

Summary by Industry	Value	% of Net Assets
Basic Materials	$383,476	19.3%
Consumer Goods	229,032	11.5
Consumer Services	151,948	7.7
Financials	397,533	20.0
Industrials	244,517	12.3
Oil & Gas	77,095	3.9
Telecommunications	186,198	9.4
Utilities	284,820	14.4
Total Investments	1,954,619	98.5
Other Assets in Excess of Liabilities	28,781	1.5
Net Assets	$1,983,400	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Consumer ETF

June 30, 2014 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.8%
Brazil - 15.0%
AMBEV SA ADR	13,966,764	$98,326,019
BRF SA ADR	2,674,174	65,009,170
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	680,512	31,528,121

Total Brazil		194,863,310
Chile - 7.0%
Cencosud SA	7,182,729	23,625,025
Latam Airlines Group SA ADR*	1,879,905	25,228,325
S.A.C.I. Falabella	4,677,338	42,505,511

Total Chile		91,358,861
China - 16.4%
Belle International Holdings, Ltd.	26,067,641	28,925,366
China Mengniu Dairy Co., Ltd.	6,990,743	32,336,364
Ctrip.com International, Ltd. ADR*	640,071	40,990,147
Dongfeng Motor Group Co., Ltd. Class H	16,181,283	28,978,847
Hengan International Group Co., Ltd.	3,446,822	36,290,061
Want Want China Holdings, Ltd.	31,775,498	45,672,653

Total China		213,193,438
Colombia - 1.8%
Grupo Nutresa SA	1,588,106	23,334,746
India - 6.1%
Hindustan Unilever, Ltd.	3,440,792	35,489,156
ITC, Ltd.	8,215,892	44,402,289

Total India		79,891,445
Indonesia - 3.8%
PT Astra International Tbk	81,642,234	50,100,991
Malaysia - 6.2%
Genting Bhd	10,674,420	33,210,046
Genting Malaysia Bhd	16,081,280	21,034,374
IOI Corp. Bhd	16,325,420	26,692,138

Total Malaysia		80,936,558
Mexico - 16.3%
Fomento Economico Mexicano SAB de CV Series UBD	7,081,116	66,368,064
Grupo Bimbo SAB de CV Series A	11,904,353	34,933,995
Grupo Televisa SAB Series CPO	7,931,656	54,420,466
Wal-Mart de Mexico SAB de CV Series V	21,169,882	56,624,906

Total Mexico		212,347,431
Russia - 4.9%
Magnit OJSC GDR	1,082,359	63,859,181
South Africa - 19.7%
Naspers, Ltd. N Shares	1,124,000	132,275,690
Shoprite Holdings, Ltd.	2,069,413	29,955,550
Steinhoff International Holdings, Ltd.	8,628,237	48,052,924
Tiger Brands, Ltd.	1,040,407	29,987,583
Truworths International, Ltd.	2,436,874	17,176,941

Total South Africa		257,448,688
Thailand - 2.6%
CP ALL PCL	22,881,800	33,841,516
TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost: $1,225,783,709)		1,301,176,165
Other Assets in Excess of Liabilities - 0.2%		2,960,313
Net Assets- 100.0%		$1,304,136,478

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (concluded)

EGShares Emerging Markets Consumer ETF

June 30, 2014 (Unaudited)

		% of
Summary by Industry	Value	Net Assets
Consumer Goods	$694,900,366	53.3%
Consumer Services	606,275,799	46.5
Total Investments	1,301,176,165	99.8
Other Assets in Excess of Liabilities	2,960,313	0.2
Net Assets	$1,304,136,478	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Core ETF

June 30, 2014 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.2%
Brazil - 10.8%
AMBEV SA ADR	6,180	$43,507
Banco Bradesco SA Preference Shares ADR	3,907	56,730
BRF SA ADR	2,455	59,681
Cia Energética de Minas Gerais ADR	6,860	54,811
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	1,124	52,075
Embraer SA ADR	1,688	61,494
Itau Unibanco Holding SA Preference Shares ADR	3,525	50,689
Petroleo Brasileiro SA ADR	3,122	45,675
Vale SA ADR	3,398	44,956

Total Brazil		469,618
Chile - 5.4%
Cencosud SA	14,002	46,055
Empresa Nacional de Electricidad SA ADR	1,046	47,279
Enersis SA ADR	2,944	49,606
Latam Airlines Group SA ADR*	3,660	49,117
S.A.C.I. Falabella	4,782	43,457

Total Chile		235,514
China - 14.7%
AAC Technologies Holdings, Inc.	3,504	22,809
Baidu, Inc. ADR*	117	21,857
Bank of China, Ltd. Class H	47,812	21,407
China Communications Construction Co., Ltd. Class H	20,000	13,419
China Construction Bank Corp. Class H*	26,980	20,399
China Everbright International, Ltd.	9,142	13,070
China Life Insurance Co., Ltd. Class H ADR	460	18,037
China Merchants Holdings International Co., Ltd.	6,335	19,781
China Mobile, Ltd. ADR	378	18,375
China Overseas Land & Investment, Ltd.	7,706	18,692
China Pacific Insurance Group Co., Ltd. Class H	6,290	22,197
China Resources Enterprise, Ltd.	6,252	17,343
China Resources Land, Ltd.	8,604	15,742
China Unicom Hong Kong, Ltd. ADR	1,148	17,599
CNOOC, Ltd.	8,140	14,620
COSCO Pacific, Ltd.	14,068	19,494
Country Garden Holdings Co., Ltd.	25,445	10,112
Ctrip.com International, Ltd. ADR*	336	21,518
Digital China Holdings, Ltd.	10,934	9,875
Dongfeng Motor Group Co., Ltd. Class H	15,862	28,407
GCL-Poly Energy Holdings, Ltd.*	28,174	9,415
Haier Electronics Group Co., Ltd.	6,035	15,768
Hanergy Solar Group, Ltd.*	143,271	21,998
Hengan International Group Co., Ltd.	1,552	16,340
Industrial and Commercial Bank of China, Ltd. Class H	31,078	19,648
Lenovo Group, Ltd.	13,030	17,787
Mindray Medical International, Ltd. ADR	566	17,829
NetEase, Inc. ADR	348	27,269
New Oriental Education & Technology Group, Inc. ADR	743	19,741
PICC Property & Casualty Co., Ltd. Class H	17,327	26,246
Ping An Insurance Group Co. of China, Ltd. Class H	2,620	20,283
Semiconductor Manufacturing International Corp.*	241,820	20,905
Sinopharm Group Co. Class H	6,192	17,137
Tencent Holdings, Ltd.	825	12,582
ZTE Corp. Class H	7,210	14,215

Total China		641,916

Colombia - 1.3%
Grupo de Inversiones Suramericana SA	2,720	57,735
Czech Republic - 1.3%
CEZ AS*	1,882	56,792
Hungary - 1.4%
Richter Gedeon Nyrt	3,160	60,667
India - 14.7%
Dr. Reddy's Laboratories, Ltd.	995	43,411
Hindustan Unilever, Ltd.	5,092	52,520
Infosys, Ltd. ADR	896	48,178
ITC, Ltd.	7,432	40,166
Mahindra & Mahindra, Ltd.	2,434	46,426
NTPC, Ltd.	21,156	54,944
Reliance Industries, Ltd.	2,424	40,923
Sun Pharmaceutical Industries, Ltd.	4,172	47,720
Tata Consultancy Services, Ltd.	1,444	58,231
Tata Motors, Ltd. ADR	1,504	58,746
Titan Co., Ltd.	8,468	49,707
Wipro, Ltd.	5,138	46,677
Zee Entertainment Enterprises, Ltd.	10,342	50,459

Total India		638,108
Indonesia - 3.2%
PT Astra International Tbk	74,786	45,894
PT Telekomunikasi Indonesia Persero Tbk ADR	1,252	52,158
PT Unilever Indonesia Tbk	16,659	41,138

Total Indonesia		139,190
Malaysia - 5.3%
Genting Bhd	17,000	52,890
Genting Malaysia Bhd	45,600	59,645
Sime Darby Bhd	16,800	50,594
Tenaga Nasional Bhd	17,600	66,761

Total Malaysia		229,890
Mexico - 10.4%
Alfa, SAB de CV Class A	16,239	44,950
America Movil SAB de CV Series L ADR	2,216	45,982
Cemex SAB de CV Series CPO*	41,309	54,705
Fomento Economico Mexicano SAB de CV ADR	518	48,511
Grupo Aeroportuario del Sureste SAB de CV Class B	3,985	50,669
Grupo Bimbo SAB de CV Series A	17,328	50,850
Grupo Televisa SAB ADR	1,828	62,719
Kimberly-Clark de Mexico SAB de CV Class A	17,962	50,274
Wal-Mart de Mexico SAB de CV Series V	16,194	43,315

Total Mexico		451,975
Philippines - 3.5%
Ayala Land, Inc.	78,400	54,781
Jollibee Foods Corp.	12,110	48,828
SM Investments Corp.	2,690	50,287

Total Philippines		153,896
Poland - 1.3%
Powszechny Zaklad Ubezpieczen SA	388	56,698
Russia - 6.8%
Gazprom OAO ADR*	5,448	47,479
Lukoil OAO ADR	802	47,887
Magnit OJSC GDR	861	50,799
MMC Norilsk Nickel OJSC ADR	3,032	60,064
Sberbank of Russia ADR*	3,918	39,689
Uralkali OJSC GDR	2,132	49,143

Total Russia		295,061

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (continued)

EGShares Emerging Markets Core ETF

June 30, 2014 (Unaudited)

Investments	Shares	Value

South Africa - 15.1%
AngloGold Ashanti, Ltd. ADR*	1,876	$32,286
Aspen Pharmacare Holdings, Ltd.	1,798	50,514
Bidvest Group, Ltd.	1,327	35,247
FirstRand, Ltd.	12,456	47,711
Impala Platinum Holdings, Ltd.	3,485	35,011
Imperial Holdings, Ltd.	1,482	27,860
Life Healthcare Group Holdings, Ltd.	9,614	37,493
MTN Group, Ltd.	1,744	36,718
Naspers, Ltd. N Shares	395	46,485
Netcare, Ltd.	15,250	41,140
Remgro, Ltd.	1,832	39,606
Sanlam, Ltd.	6,978	40,502
Sasol, Ltd. ADR	772	45,641
Shoprite Holdings, Ltd.	1,706	24,695
Steinhoff International Holdings, Ltd.	9,842	54,813
Tiger Brands, Ltd.	1,022	29,457
Woolworths Holdings, Ltd.	4,468	32,821

Total South Africa		658,000
Thailand - 1.9%
Advanced Info Service PCL NVDR	5,000	33,893
BEC World PCL NVDR	32,000	48,066

Total Thailand		81,959
Turkey - 2.1%
Arcelik AS	8,462	51,483
Haci Omer Sabanci Holding AS	8,510	39,695

Total Turkey		91,178

TOTAL COMMON STOCKS
(Cost: $4,092,672)		4,318,197
PREFERRED STOCK - 0.1%
India - 0.1%
Zee Entertainment Enterprises, Ltd.
(Cost: $3,502)	217,182	2,745

TOTAL INVESTMENTS IN SECURITIES - 99.3%
(Cost: $4,096,174)		4,320,942

Other Assets in Excess of Liabilities - 0.7%		32,664
Net Assets - 100.0%		$4,353,606

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security.

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (concluded)

EGShares Emerging Markets Core ETF

June 30, 2014 (Unaudited)

Summary by Sector	Value	% of Net Assets
Consumer Discretionary	$868,478	20.0%
Consumer Staples	666,727	15.3
Energy	242,225	5.6
Financials	676,600	15.5
Health Care	315,911	7.3
Industrials	408,122	9.4
Information Technology	331,798	7.6
Materials	276,164	6.3
Telecommunication Services	204,725	4.7
Utilities	330,192	7.6
Total Investments	4,320,942	99.3
Other Assets in Excess of Liabilities	32,664	0.7
Net Assets	$4,353,606	100.0%

See Notes to Schedules of Investments.

Schedule of Investments

EGShares Emerging Markets Dividend Growth ETF

June 30, 2014 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.2%
Brazil - 18.8%
Banco Bradesco SA Preference Shares	2,050	$29,809
BRF SA	1,243	30,115
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,479	15,855
Cia Energética de Minas Gerais ADR	3,529	28,197
Itau Unibanco Holding SA Preference Shares ADR	1,685	24,230
Lojas Renner SA	503	16,157
Ultrapar Participacoes SA ADR	1,047	24,709
Vale SA Preference Shares	2,103	25,141

Total Brazil		194,213
China - 19.8%
Bank of China, Ltd. Class H	62,121	27,813
China Construction Bank Corp. Class H*	32,402	24,499
China Mobile, Ltd.	2,455	23,820
China Petroleum & Chemical Corp. Class H	26,716	25,474
China Shenhua Energy Co., Ltd. Class H*	9,018	26,064
CNOOC, Ltd.	15,292	27,465
Hengan International Group Co., Ltd.	2,239	23,574
Industrial and Commercial Bank of China, Ltd. Class H	40,758	25,769

Total China		204,478
Colombia - 1.5%
Almacenes Exito SA	948	15,937
Hungary - 1.1%
Richter Gedeon Nyrt	595	11,423
Indonesia - 10.8%
PT Astra International Tbk	40,844	25,065
PT Bank Rakyat Indonesia Persero Tbk	30,761	26,791
PT Indocement Tunggal Prakarsa Tbk	5,790	11,013
PT Perusahaan Gas Negara Persero Tbk	45,977	21,621
PT Semen Indonesia Persero Tbk	12,603	16,026
PT United Tractors Tbk	5,501	10,719

Total Indonesia		111,235
Malaysia - 7.6%
CIMB Group Holdings Bhd	10,900	24,848
Genting Malaysia Bhd	12,300	16,089
IJM Corp. Bhd	5,200	10,850
Tenaga Nasional Bhd	7,000	26,553

Total Malaysia		78,340
Mexico - 7.6%
Coca-Cola Femsa SAB de CV Series L	1,724	19,559
Fomento Economico Mexicano SAB de CV Series UBD ADR	2,738	25,662
Industrias Penoles SAB de CV	556	13,904
Mexichem SAB de CV	4,695	19,427

Total Mexico		78,552
Peru - 1.0%
Cia de Minas Buenaventura SAA ADR	851	10,050
Philippines - 1.7%
Aboitiz Equity Ventures, Inc.	7,500	9,622
Manila Electric Co.	1,300	7,618

Total Philippines		17,240
Poland - 2.3%
Powszechna Kasa Oszczednosci Bank Polski SA	1,950	24,209
Russia - 10.7%
Gazprom OAO ADR*	3,654	31,845
Sberbank of Russia ADR*	2,945	29,833
Tatneft OAO ADR*	722	28,028
Uralkali OJSC GDR	894	20,607

Total Russia		110,313

South Africa - 9.6%
Imperial Holdings, Ltd.	745	14,005
Mondi, Ltd.	497	9,057
Mr. Price Group, Ltd.	993	16,876
MTN Group, Ltd.	1,033	21,749
Sasol, Ltd.	431	25,618
Truworths International, Ltd.	1,633	11,511

Total South Africa		98,816
Thailand - 4.6%
Airports of Thailand PCL NVDR	1,800	11,009
Charoen Pokphand Foods PCL NVDR	13,330	11,192
Siam Cement PCL NVDR	1,800	25,069

Total Thailand		47,270
Turkey - 2.1%
BIM Birlesik Magazalar AS	955	21,890
TOTAL INVESTMENTS IN SECURITIES - 99.2%
(Cost: $958,950)		1,023,966

Other Assets in Excess of Liabilities - 0.8%		8,029
Net Assets- 100.0%		$1,031,995

*	Non-income producing security

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (concluded)

EGShares Emerging Markets Dividend Growth ETF

June 30, 2014 (Unaudited)

		% of
Summary by Industry	Value	Net Assets
Basic Materials	$124,250	12.0%
Consumer Goods	135,166	13.1
Consumer Services	98,460	9.5
Financials	237,801	23.1
Health Care	11,423	1.1
Industrials	108,314	10.5
Oil & Gas	138,430	13.4
Telecommunications	45,569	4.4
Utilities	124,553	12.1
Total Investments	1,023,966	99.2
Other Assets in Excess of Liabilities	8,029	0.8
Net Assets	$1,031,995	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†
EGShares Emerging Markets Domestic Demand ETF

June 30, 2014 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.7%
Brazil - 8.4%
AMBEV SA ADR	157,145	$1,106,301
BRF SA ADR	30,137	732,630
Telefonica Brasil SA ADR	15,865	325,391

Total Brazil		2,164,322
Chile - 4.0%
Cencosud SA ADR	19,593	194,754
Empresa Nacional de Electricidad SA ADR	8,722	394,235
Enersis SA ADR	26,666	449,322

Total Chile		1,038,311
China - 17.5%
Belle International Holdings, Ltd.	328,857	364,909
China Mengniu Dairy Co., Ltd.	66,774	308,870
China Mobile, Ltd.	128,355	1,245,401
China Telecom Corp., Ltd. Class H	712,810	348,571
China Unicom Hong Kong, Ltd.	249,784	386,100
Ctrip.com International, Ltd. ADR*	9,897	633,804
Great Wall Motor Co., Ltd. Class H	75,526	280,652
Hengan International Group Co., Ltd.	34,033	358,318
Tingyi Cayman Islands Holding Corp.	55,608	155,695
Want Want China Holdings, Ltd.	305,869	439,642

Total China		4,521,962
India - 9.9%
Bharti Airtel, Ltd.*	65,687	367,943
Hindustan Unilever, Ltd.	30,590	315,512
ITC, Ltd.	84,273	455,448
NTPC, Ltd.	122,409	317,903
Sun Pharmaceutical Industries, Ltd.	51,417	588,117
Tata Motors, Ltd. ADR	13,080	510,905

Total India		2,555,828
Indonesia - 7.4%
PT Astra International Tbk	1,571,521	964,387
PT Perusahaan Gas Negara Persero Tbk	862,643	405,672
PT Telekomunikasi Indonesia Persero Tbk ADR	13,331	555,370

Total Indonesia		1,925,429
Malaysia - 7.1%
Axiata Group Bhd	203,900	442,598
Genting Bhd	168,200	523,300
IOI Corp. Bhd	118,800	194,239
Tenaga Nasional Bhd	179,100	679,364

Total Malaysia		1,839,501
Mexico - 16.0%
America Movil SAB de CV Series L ADR	57,271	1,188,373
Arca Continental SAB de CV	33,633	227,910
Coca-Cola Femsa SAB de CV ADR	1,264	143,616
Fomento Economico Mexicano SAB de CV ADR	7,990	748,263
Grupo Televisa SAB ADR	30,799	1,056,714
Kimberly-Clark de Mexico SAB de CV Class A	46,513	130,185
Wal-Mart de Mexico SAB de CV Series V	243,679	651,789

Total Mexico		4,146,850
Philippines - 1.4%
Philippine Long Distance Telephone Co. ADR	5,238	352,937
Russia - 4.9%
Magnit OJSC GDR	12,029	709,711
Mobile TeleSystems OJSC ADR	27,987	552,464

Total Russia		1,262,175

South Africa - 18.1%
Aspen Pharmacare Holdings, Ltd.	24,342	683,876
MTN Group, Ltd.	61,438	1,293,526
Naspers, Ltd. N Shares	9,709	1,142,584
Shoprite Holdings, Ltd.	15,595	225,744
Steinhoff International Holdings, Ltd.	135,327	753,672
Tiger Brands, Ltd.	8,070	232,601
Woolworths Holdings, Ltd.	46,996	345,223

Total South Africa		4,677,226
Thailand - 3.2%
Advanced Info Service PCL	84,000	569,404
CP ALL PCL NVDR	183,000	270,652

Total Thailand		840,056
Turkey - 1.8%
BIM Birlesik Magazalar AS	8,970	205,604
Turkcell Iletisim Hizmetleri AS*	43,696	273,061

Total Turkey		478,665
TOTAL INVESTMENTS IN SECURITIES - 99.7%
(Cost: $23,045,117)		25,803,262
Other Assets in Excess of Liabilities - 0.3%		80,160
Net Assets- 100.0%		$25,883,422

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (concluded)
EGShares Emerging Markets Domestic Demand ETF

June 30, 2014 (Unaudited)

Summary by Sector	Value	% of Net Assets
Consumer Discretionary	$6,576,150	25.4%
Consumer Staples	7,807,484	30.2
Health Care	1,271,993	4.9
Telecommunication Services	7,901,139	30.5
Utilities	2,246,496	8.7
Total Investments	25,803,262	99.7
Other Assets in Excess of Liabilities	80,160	0.3
Net Assets	$25,883,422	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†
EGShares India Consumer ETF

June 30, 2014 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.7%
Consumer Goods - 79.3%
Apollo Tyres, Ltd.	71,896	$238,000
Arvind, Ltd.	40,953	159,161
Bajaj Auto, Ltd.	8,877	341,856
Bata India, Ltd.	8,284	176,650
Bombay Dyeing & Manufacturing Co., Ltd.	37,018	48,377
Bosch, Ltd.	1,828	412,042
Dabur India, Ltd.	96,628	301,234
Emami, Ltd.	14,497	122,397
Exide Industries, Ltd.	123,112	296,804
Godrej Consumer Products, Ltd.	24,010	329,102
Hero MotoCorp, Ltd.	8,245	361,172
Hindustan Unilever, Ltd.	26,951	277,979
Marico, Ltd.	75,721	307,253
Motherson Sumi Systems, Ltd.	78,254	421,878
MRF, Ltd.	812	318,773
Nestle India, Ltd.	3,201	262,368
Radico Khaitan, Ltd.	24,128	45,532
Raymond, Ltd.	9,678	65,330
Shree Renuka Sugars, Ltd.	116,367	53,690
Tata Global Beverages, Ltd.*	100,070	287,424
TVS Motor Co., Ltd.	57,858	156,321
United Breweries, Ltd.	20,618	239,432
United Spirits, Ltd.	6,965	277,471

Total Consumer Goods		5,500,246
Consumer Services - 5.7%
Cox & Kings, Ltd.	14,272	50,437
Dish TV India, Ltd.*	65,729	65,188
Sun TV Network, Ltd.	26,182	199,788
TV18 Broadcast, Ltd.*	148,350	80,409

Total Consumer Services		395,822
Industrials - 14.7%
Bharat Forge, Ltd.	32,795	341,336
Mahindra & Mahindra, Ltd.	18,547	353,764
Tata Motors, Ltd.	45,018	322,824

Total Industrials		1,017,924

TOTAL COMMON STOCKS
(Cost: $5,341,182)		6,913,992
PREFERRED STOCK - 0.2%
Consumer Services - 0.2%
Zee Entertainment Enterprises, Ltd.
(Cost: $18,748)	1,162,938	14,695

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost: $5,359,930)		6,928,687

Other Assets in Excess of Liabilities - 0.1%		5,181
Net Assets - 100.0%		$6,933,868

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†
EGShares India Infrastructure ETF

June 30, 2014 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.8%
Basic Materials - 11.6%
NMDC, Ltd.	1,012,760	$3,073,052
Tata Steel, Ltd.	486,833	4,277,040

Total Basic Materials		7,350,092
Consumer Goods - 3.3%
Aditya Birla Nuvo, Ltd.	89,695	2,058,459
Consumer Services - 1.0%
Dish TV India, Ltd.*	654,202	648,818
Financials - 4.1%
Housing Development & Infrastructure, Ltd.*	434,456	729,210
Indiabulls Real Estate, Ltd.	344,978	573,004
Unitech, Ltd.*	2,260,830	1,268,651

Total Financials		2,570,865
Industrials - 43.9%
Adani Ports and Special Economic Zone, Ltd.	771,435	3,125,758
Ambuja Cements, Ltd.	641,428	2,352,631
Bharat Heavy Electricals, Ltd.	1,063,521	4,425,959
Century Textiles & Industries, Ltd.	93,752	918,737
Crompton Greaves, Ltd.	661,580	2,207,650
Havells India, Ltd.	69,975	1,364,131
IRB Infrastructure Developers, Ltd.	213,705	815,451
Jaiprakash Associates, Ltd.	2,191,480	2,812,906
Larsen & Toubro, Ltd.	145,935	4,128,981
Siemens, Ltd.	160,979	2,558,615
Sintex Industries, Ltd.	366,357	598,463
Tata Motors, Ltd.	353,942	2,538,119

Total Industrials		27,847,401
Oil & Gas - 4.5%
GAIL India, Ltd.	372,615	2,868,724
Telecommunications - 8.7%
Bharti Airtel, Ltd.*	330,545	1,851,536
Idea Cellular, Ltd.	635,825	1,400,200
Reliance Communications, Ltd.	929,589	2,261,183

Total Telecommunications		5,512,919
Utilities - 22.7%
NHPC, Ltd.	2,954,007	1,296,630
NTPC, Ltd.	797,392	2,070,872
Power Grid Corp. of India, Ltd.	1,146,996	2,654,616
Reliance Infrastructure, Ltd.	240,319	3,090,643
Reliance Power, Ltd.*	1,261,804	2,273,114
Tata Power Co., Ltd.	1,663,050	2,980,743

Total Utilities		14,366,618

TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost: $54,180,879)		63,223,896

Other Assets in Excess of Liabilities - 0.2%		140,432
Net Assets - 100.0%		$63,364,328

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

*	Non-income producing security

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†
EGShares India Small Cap ETF

June 30, 2014 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.5%
Basic Materials - 0.0%**
Nagarjuna Fertilizers & Chemicals, Ltd.* # §	582,385	$9,683
Consumer Goods - 18.7%
Apollo Tyres, Ltd.	242,201	801,766
Arvind, Ltd.	120,520	468,394
Bata India, Ltd.	24,763	528,053
Ceat, Ltd.	10,164	115,514
Cummins India, Ltd.	111,284	1,198,230
Delta Corp., Ltd.	118,721	183,574
Exide Industries, Ltd.	388,549	936,730
MRF, Ltd.	2,474	971,238
Shree Renuka Sugars, Ltd.	376,973	173,930
Tata Global Beverages, Ltd.*	333,197	957,017

Total Consumer Goods		6,334,446
Consumer Services - 1.3%
Dish TV India, Ltd.*	246,614	244,584
Jet Airways India, Ltd.*	43,170	182,456

Total Consumer Services		427,040
Financials - 38.7%
Allahabad Bank	181,852	438,567
Andhra Bank	178,937	306,435
Bank of India	168,687	845,749
Canara Bank	116,388	894,801
Dena Bank, Ltd.	132,366	187,947
Federal Bank, Ltd.	689,480	1,532,687
Housing Development & Infrastructure, Ltd.*	229,381	385,003
IFCI, Ltd.	515,976	361,171
Indiabulls Real Estate, Ltd.	177,052	294,081
Karnataka Bank, Ltd. (The)*	161,466	376,114
L&T Finance Holdings, Ltd.	280,379	347,298
LIC Housing Finance, Ltd.	245,739	1,337,479
Oriental Bank of Commerce	95,648	521,138
Reliance Capital, Ltd.	95,391	1,041,220
SKS Microfinance, Ltd.*	53,812	247,341
Syndicate Bank	154,294	449,580
UCO Bank	188,274	328,529
Union Bank of India	206,020	825,005
Unitech, Ltd.*	1,023,301	574,219
Yes Bank, Ltd.	204,357	1,838,347

Total Financials		13,132,711
Health Care - 2.4%
Biocon, Ltd.	70,478	621,934
Wockhardt, Ltd.	21,867	209,181

Total Health Care		831,115
Industrials - 19.8%
Ashok Leyland, Ltd.	1,116,852	677,780
Bharat Forge, Ltd.	101,829	1,059,854
Century Textiles & Industries, Ltd.	47,329	463,808
Crompton Greaves, Ltd.	285,182	951,634
Escorts, Ltd.	62,022	139,368
Havells India, Ltd.	37,810	737,089
IRB Infrastructure Developers, Ltd.	110,268	420,758
Jaiprakash Associates, Ltd.	969,922	1,244,958
Sintex Industries, Ltd.	166,642	272,218
Voltas, Ltd.	206,899	750,093

Total Industrials		6,717,560

Oil & Gas - 3.4%
Aban Offshore, Ltd.	18,507	234,041
Hindustan Petroleum Corp., Ltd.	131,030	906,720

Total Oil & Gas		1,140,761
Technology - 3.9%
Hexaware Technologies, Ltd.	98,389	258,875
Mindtree, Ltd.	62,476	914,625
Tata Elxsi, Ltd.	14,061	144,456

Total Technology		1,317,956
Telecommunications - 1.1%
Tata Communications, Ltd.	57,736	377,211
Utilities - 10.2%
Adani Power, Ltd.*	584,071	607,426
BF Utilities, Ltd.*	10,925	123,872
GMR Infrastructure, Ltd.	827,879	474,195
Petronet LNG, Ltd.*	303,446	886,953
Reliance Infrastructure, Ltd.	106,735	1,372,675

Total Utilities		3,465,121

TOTAL INVESTMENTS IN SECURITIES - 99.5%
(Cost: $27,607,224)		33,753,604
Other Assets in Excess of Liabilities - 0.5%		156,318
Net Assets - 100.0%		$33,909,922

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
**	Less than 0.05%
*	Non-income producing security
#	Fair valued security
§	Illiquid

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†
EGShares Low Volatility Emerging Markets Dividend ETF

June 30, 2014 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 100.2%
Brazil - 13.3%
AES Tiete SA Preference Shares	202,767	$1,788,390
Brasil Insurance Participacoes e Administracao SA	405,550	1,977,978
Light SA	175,985	1,721,445
Telefonica Brasil SA ADR	70,617	1,448,355

Total Brazil		6,936,168
Chile - 6.4%
Entel Chile SA	107,715	1,325,315
Inversiones Aguas Metropolitanas SA	1,261,443	2,035,893

Total Chile		3,361,208
China - 3.0%
Zhejiang Expressway Co., Ltd. Class H	1,566,634	1,586,777
Colombia - 4.0%
Ecopetrol SA ADR	57,829	2,084,735
Czech Republic - 10.5%
CEZ AS*	70,014	2,112,752
Komercni Banka AS	6,008	1,381,463
O2 Czech Republic AS	139,765	1,979,817

Total Czech Republic		5,474,032
Hong Kong - 7.0%
Bosideng International Holdings, Ltd.	15,037,863	2,250,727
China South City Holdings, Ltd.	1,633,557	857,842
Tianneng Power International, Ltd.	1,373,266	517,388

Total Hong Kong		3,625,957
India - 4.9%
Coal India, Ltd.	399,079	2,554,252
Indonesia - 4.2%
PT Indo Tambangraya Megah Tbk	967,332	2,203,118
Malaysia - 6.7%
Malayan Banking Bhd	568,800	1,741,297
Maxis Bhd	833,700	1,752,561

Total Malaysia		3,493,858
Pakistan - 2.0%
National Bank of Pakistan	1,613,048	1,017,279
Philippines - 3.6%
Philippine Long Distance Telephone Co.	27,500	1,882,474
Poland - 4.7%
Powszechny Zaklad Ubezpieczen SA	16,755	2,448,392
Russia - 6.7%
Lukoil OAO ADR	24,947	1,489,585
Mobile TeleSystems OJSC ADR	100,435	1,982,587

Total Russia		3,472,172
South Africa - 8.8%
Lewis Group, Ltd.	417,283	2,541,646
Vodacom Group, Ltd.	163,406	2,019,008

Total South Africa		4,560,654
Thailand - 9.0%
BTS Group Holdings PCL NVDR	8,543,700	2,277,092
Delta Electronics Thailand PCL NVDR	649,100	1,250,000
Total Access Communication PCL NVDR	334,600	1,159,837

Total Thailand		4,686,929
United Arab Emirates - 5.4%
Air Arabia PJSC	4,217,035	1,423,743
First Gulf Bank PJSC	325,200	1,407,830

Total United Arab Emirates		2,831,573

TOTAL COMMON STOCKS
(Cost: $50,693,000)		$52,219,578

WARRANTS - 0.2%
Thailand - 0.2%
BTS Group Holdings PCL NVDR, expiring 11/01/18*
(Cost: $0)	3,219,500	78,367

TOTAL INVESTMENTS IN SECURITIES - 100.4%
(Cost: $50,693,000)		52,297,945
Liabilities in Excess of Other Assets - (0.4)%		(200,607)
Net Assets- 100.0%		$52,097,338

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
ADR	American Depositary Receipts
NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (concluded)
EGShares Low Volatility Emerging Markets Dividend ETF

June 30, 2014 (Unaudited)

		% of
Summary by Industry	Value	Net Assets
Basic Materials	$4,757,370	9.1%
Consumer Goods	2,768,115	5.3
Consumer Services	3,965,389	7.6
Financials	12,329,698	23.7
Industrials	3,694,619	7.1
Oil & Gas	3,574,320	6.9
Telecommunications	13,549,954	26.0
Utilities	7,658,480	14.7
Total Investments	52,297,945	100.4
Liabilities in Excess of Other Assets	(200,607)	(0.4)
Net Assets	$52,097,338	100.0%

See Notes to Schedules of Investments.

Schedule of Investments
EGShares TCW EM Intermediate Term Investment Grade Bond ETF

June 30, 2014 (Unaudited)

Investments	Principal	Value

CORPORATE BONDS - 27.8%
Bermuda - 2.7%
Noble Group Ltd., 6.75%, 1/29/20	$100,000	$113,500
British Virgin Islands - 2.6%
Gerdau Trade, Inc., 5.75%, 1/30/21	100,000	107,250
Cayman Islands - 5.1%
Petrobras International Finance Co., 5.75%, 1/20/20	100,000	107,130
Petrobras International Finance Co., 5.38%, 1/27/21	100,000	104,723

Total Cayman Islands		211,853

Chile - 2.5%
Corp. Nacional del Cobre de Chile, 3.75%, 11/4/20	100,000	104,766
Hong Kong - 2.7%
Bank of China Hong Kong, Ltd., 5.55%, 2/11/20	100,000	110,929
Isle Of Man - 2.7%
AngloGold Ashanti Holdings PLC, 8.50%, 7/30/20	100,000	112,375
Kazakhstan - 2.8%
KazMunayGas National Co. JSC, 7.00%, 5/5/20	100,000	114,250
Luxembourg - 3.0%
Gazprom OAO Via GAZ Capital SA, 9.25%, 4/23/19	100,000	121,875
Mexico - 3.7%
Coca-Cola Femsa SAB de CV, 2.38%, 11/26/18	150,000	152,183

TOTAL CORPORATE BONDS
(Cost: $1,141,479)		1,148,981
GOVERNMENT - 20.7%
Indonesia - 3.3%
Indonesia Government International Bond, 11.63%, 3/4/19	100,000	136,500
Mexico - 2.8%
Mexico Government International Bond, 5.95%, 3/19/19	100,000	116,700
Philippines - 2.6%
Philippine Government International Bond, 4.00%, 1/15/21	100,000	106,375
Poland - 2.9%
Poland Government International Bond, 6.38%, 7/15/19	100,000	118,750
Russia - 6.4%
Russian Foreign Bond - Eurobond, 5.00%, 4/29/20	100,000	107,100
Russian Foreign Bond - Eurobond, 7.50%, 3/31/30*	137,000	158,939

Total Russia		266,039

South Africa - 2.7%
South Africa Government International Bond, 5.50%, 3/9/20	100,000	109,925

TOTAL GOVERNMENT
(Cost: $847,313)		854,289
TOTAL INVESTMENTS IN SECURITIES - 48.5%
(Cost: $1,988,792)		2,003,270
Other Assets in Excess of Liabilities - 51.5%		2,130,204
Net Assets - 100.0%		$4,133,474

* Step coupon bond. Rate shown reflects the rate in effect at June 30, 2014.

See Notes to Schedules of Investments.

Schedule of Investments
EGShares TCW EM Long Term Investment Grade Bond ETF

June 30, 2014 (Unaudited)

Investments	Principal	Value

CORPORATE BONDS - 33.6%
Chile - 4.6%
Corp. Nacional del Cobre de Chile, 3.00%, 7/17/22	$200,000	$194,447
Colombia - 2.7%
Ecopetrol SA, 5.88%, 9/18/23	100,000	112,500
Hong Kong - 4.5%
CRCC Yuxiang Ltd., 3.50%, 5/16/23	200,000	190,864
Isle Of Man - 2.3%
AngloGold Ashanti Holdings PLC, 5.13%, 8/1/22	100,000	97,940
Luxembourg - 4.9%
Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23	200,000	206,250
Malaysia - 3.2%
Petronas Capital Ltd., 7.88%, 5/22/22	100,000	133,148
Mexico - 9.1%
BBVA Bancomer SA/Texas, 6.75%, 9/30/22	150,000	172,125
Coca-Cola Femsa SAB de CV, 3.88%, 11/26/23	150,000	154,440
Petroleos Mexicanos, 4.88%, 1/18/24	50,000	53,750

Total Mexico		380,315
Netherlands - 2.3%
Petrobras Global Finance BV, 4.38%, 5/20/23	100,000	96,555

TOTAL CORPORATE BONDS
(Cost: $1,391,091)		1,412,019
GOVERNMENT - 15.9%
Peru - 3.2%
Peruvian Government International Bond, 7.35%, 7/21/25	100,000	133,000
Philippines - 3.8%
Philippine Government International Bond, 10.63%, 3/16/25	100,000	157,375
Poland - 2.3%
Poland Government International Bond, 3.00%, 3/17/23	100,000	97,400
Turkey - 6.6%
Turkey Government International Bond, 3.25%, 3/23/23	300,000	277,725

TOTAL GOVERNMENT
(Cost: $658,031)		665,500
TOTAL INVESTMENTS IN SECURITIES - 49.5%
(Cost: $2,049,122)		2,077,519
Other Assets in Excess of Liabilities - 50.5%		2,117,769
Net Assets - 100.0%		$4,195,288

See Notes to Schedules of Investments.

Schedule of Investments
EGShares TCW EM Short Term Investment Grade Bond ETF

June 30, 2014 (Unaudited)

Investments	Principal	Value

CORPORATE BONDS - 35.8%
Cayman Islands - 13.3%
Petrobras International Finance Co., 3.88%, 1/27/16	100,000	$103,355
Petrobras International Finance Co., 6.13%, 10/6/16	100,000	109,300
Sun Hung Kai Properties Capital Market Ltd., 3.50%, 11/2/16	200,000	209,061
Vale Overseas Ltd., 6.25%, 1/23/17	100,000	111,780

Total Cayman Islands		533,496
China - 5.2%
China Development Bank Corp., 5.00%, 10/15/15	100,000	105,034
Export-Import Bank of China (The), 4.88%, 7/21/15	100,000	104,111

Total China		209,145
Curacao - 2.6%
Teva Pharmaceutical Finance Co. BV, 2.40%, 11/10/16	100,000	103,180
Ireland - 2.7%
Russian Railways via RZD Capital PLC, 5.74%, 4/3/17	100,000	108,000
Luxembourg - 5.4%
Rosneft Finance SA, 6.63%, 3/20/17	100,000	110,000
Sberbank of Russia Via SB Capital SA, 5.40%, 3/24/17	100,000	106,630

Total Luxembourg		216,630
Mexico - 3.9%
BBVA Bancomer SA, 4.50%, 3/10/16	150,000	158,625
United Arab Emirates - 2.7%
Abu Dhabi National Energy Co., 5.88%, 10/27/16	100,000	110,483

TOTAL CORPORATE BONDS
(Cost: $1,427,658)		1,439,559
GOVERNMENT - 13.5%
Indonesia - 2.8%
Indonesia Government International Bond, 6.88%, 3/9/17	100,000	112,875
Mexico - 2.8%
Mexico Government International Bond, 5.63%, 1/15/17	100,000	111,250
Poland - 5.2%
Poland Government International Bond, 3.88%, 7/16/15	100,000	103,650
Poland Government International Bond, 5.00%, 10/19/15	100,000	105,925

Total Poland		209,575
Turkey - 2.7%
Turkey Government International Bond, 7.00%, 9/26/16	100,000	110,620

TOTAL GOVERNMENT
(Cost: $543,273)		544,320
TOTAL INVESTMENTS IN SECURITIES - 49.3%
(Cost: $1,970,931)		1,983,879
Other Assets in Excess of Liabilities - 50.7%		2,041,057
Net Assets - 100.0%		$4,024,936

See Notes to Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

FEDERAL INCOME TAX MATTERS

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Funds	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
EGShares Beyond BRICs ETF	$229,303,967	$9,606,810	$(5,491,245)	$4,115,565
EGShares Blue Chip ETF	7,078,806	162,325	(37,747)	124,578
EGShares Brazil Infrastructure ETF	45,165,765	5,367,020	(3,991,710)	1,375,310
EGShares China Infrastructure ETF	11,197,519	662,530	(2,651,693)	(1,989,163)
EGShares EM Dividend High Income ETF	1,955,782	116,203	(117,366)	(1,163)
EGShares Emerging Markets Consumer ETF	1,236,162,072	159,756,048	(94,741,955)	65,014,093
EGShares Emerging Markets Core ETF	4,100,537	476,882	(256,477)	220,405
EGShares Emerging Markets Dividend Growth ETF	961,403	91,576	(29,013)	62,563
EGShares Emerging Markets Domestic Demand ETF	23,367,855	2,831,971	(396,564)	2,435,407
EGShares India Consumer ETF	5,368,052	1,592,013	(31,378)	1,560,635
EGShares India Infrastructure ETF	60,368,609	9,043,017	(6,187,730)	2,855,287
EGShares India Small Cap ETF	27,859,503	6,579,693	(685,592)	5,894,101
EGShares Low Volatility Emering Markets Dividend ETF	50,779,116	3,619,960	(2,101,131)	1,518,829
EGShares TCW EM Intermediate Term Investment Grade Bond ETF	1,988,792	15,585	(1,107)	14,478
EGShares TCW EM Long Term Investment Grade Bond ETF	2,049,122	28,397	–	28,397
EGShares TCW EM Short Term Investment Grade Bond ETF	1,970,931	12,948	–	12,948

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the ETFs’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the ETFs’ most recent annual report.

FAIR VALUE MEASUREMENT

Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the ETFs’ investments. These inputs are summarized in three broad levels as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the ETFs’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The ETFs have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) are required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of June 30, 2014 in valuing the ETFs:

	EGShares Beyond BRICs ETF*	EGShares Blue Chip*	EGShares Brazil Infrastructure ETF**		EGShares China Infrastructure ETF**	EGShares EM Dividend High Income ETF*	EGShares Emerging Markets Consumer ETF*	EGShares Emerging Markets Core ETF*	EGShares Emerging Markets Dividend Growth ETF*
Assets
Level 1
Common Stocks	$233,283,598	$7,203,384	$46,541,075		$9,208,356	$1,954,619	$1,301,176,165	$4,318,197	$1,023,966
Preferred Stock	-	-	-		-	-	-	2,745	-
Rights	122,675	-	-		-	-	-	-	-
Level 2
Convertible Bond	13,259	-	-	a	-	-	-	-	-
Rights	-	-	-		-	-	-	-	-
Total	$233,419,532	$7,203,384	$46,541,075		$9,208,356	$1,954,619	$1,301,176,165	$4,320,942	$1,023,966

	EGShares Emerging Markets Domestic Demand ETF*	EGShares India Consumer ETF**	EGShares India Infrastructure ETF**	EGShares India Small Cap ETF**	EGShares Low Volatility Emerging Markets Dividend ETF*	EGShares Intermediate Term Investment Grade Bond ETF*	EGShares Long Term Investment Grade Bond ETF*	EGShares Short Term Investment Grade Bond ETF*
Assets
Level 1
Common Stocks	$25,803,262	$6,913,992	$63,223,896	$33,743,921	$52,219,578	$-	$-	$-
Preferred Stock	-	14,695	-	-	-	-	-	-
Warrants	-	-	-	-	78,367	-	-	-
Level 2
Corporate Bonds	-	-	-	-	-	1,148,981	1,412,019	1,439,559
Government	-	-	-	-	-	854,289	665,500	544,320
Level 3
Common Stocks	-	-	-	9,683	-	-	-	-
Total	$25,803,262	$6,928,687	$63,223,896	$33,753,604	$52,297,945	$2,003,270	$2,077,519	$1,983,879

a Amount is less than $1.

* Please refer to the schedule/consolidated schedule of investments to view securities segregated by country.

** Please refer to the schedule/consolidated schedule of investments to view securities segregated by industry type.

During the period ended June 30, 2014, EGShares Low Volatility Emerging Markets Dividend ETF transferred $87,335 from Level 2 to Level 1 due to the availability of observable pricing inputs. Reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining the fair value during the period ended June 30, 2014:

India Small Cap ETF
Common Stocks
Chemicals
Balance as of March 31, 2014	$9,752
Realized gain (loss)[1]	-
Change in unrealized appreciation[2]	(69)
Purchases	-
Sales	-
Transfers into Level 3[3]	-
Transfers out of Level 3[4]	-
Balance as of June 30, 2014	$9,683
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2014 is:	$(69)

1 This amount is included in net realized gain (loss) from investment transactions in the Statement of Operations.

2 This amount is included in the net change in unrealized appreciation (depreciation) from investment transactions in the Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

3 Transfers into Level 3 are as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

4 Transfers out of Level 3 are as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

To estimate fair value, the Trust’s Valuation Committee (the “Committee”) followed procedures established by the Board. The significant inputs for the valuation methodology for the EGShares India Small Cap ETF, after consideration of quantitative and fundamental factors, was an illiquidity discount.

Each Fund values its investments at fair value pursuant to procedures adopted by the Board if (1) market quotations are insufficient or not readily available or (2) Emerging Global Advisors, LLC (“EGA”) believes that the values available are unreliable. The Committee performs certain functions as they relate to the administration and oversight of the Funds’ valuation procedures. Under these procedures, the Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

In determining fair valuations, inputs may include market-based analytics, which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Discounts may be applied based on the nature or duration of any restrictions on the disposition of the investments. The Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The following is a summary of the significant unobservable inputs used as of June 30, 2014 in valuing Level 3 securities:

Value of
EGShares				Unobservable
India Small Cap ETF	Fair Value	Valuation Technique	Unobservable Input	Inputs
Investments in Securities
Common Stocks
India	$9,683	Adjustment to market	Illiquidity	88.4%
Basic Materials		based on duration of	Discount
fair value event
and illiquidity discount

Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. A significant increase (decrease) in the comparable benchmark may result in a corresponding increase (decrease) in fair value. A significant increase (decrease) in the illiquidity discount may result in a corresponding decrease (increase) in fair value.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EGA Emerging Global Shares Trust

By (Signature and Title)*	/s/ Robert C. Holderith
Robert C. Holderith, President
(principal executive officer)

Date	August 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert C. Holderith
Robert C. Holderith, President
(principal executive officer)

Date	August 18, 2014

By (Signature and Title)*	/s/ Susan M. Ciccarone
Susan M. Ciccarone, Chief Financial Officer
(principal financial officer)

Date	August 18, 2014

* Print the name and title of each signing officer under his or her signature.